Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Changes in Group's Provisions
Changes in the Group’s provisions for the fiscal years ended December 31, 2025, 2024 and 2023 are as follows:

	Provision for lawsuits and contingencies				Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Non-current		Current		Non-current	Current	Non-current		Current		Non-current	Current
Balance as of December 31, 2022	571		22		96	46	1,904		131		2,571	199

Increases charged to expenses	89		3		80	-	264		-		433	3
Decreases charged to income	(26)		(6)		-	-	(12)		-		(38)	(6)
Increases from business combinations	-		-		-	-	-		-		-	-
Applications due to utilization	(1)		(318)	(4)	-	(50)	-		(122)		(1)	(490)
Net exchange and translation differences	(110)		(1)		(52)	(38)	-		-		(162)	(39)
Result from net monetary position (2)	(1)		-		-	-	-		-		(1)	-
Reclassifications and other movements	(456)	(3)	321		(76)	76	390	(1)	117	(1)	(142)	514

Balance as of December 31, 2023	66		21		48	34	2,546		126		2,660	181

Increases charged to expenses	105		-		187	-	134		-		426	-
Decreases charged to income	(5)		-		(1)	-	(7)		-		(13)	-
Increases from business combinations	-		-		-	-	-		-		-	-
Applications due to utilization	(3)		(17)		-	(72)	-		(30)		(3)	(119)
Net exchange and translation differences	(14)		-		-	(7)	-		-		(14)	(7)
Result from net monetary position (2)	(2)		-		-	-	-		-		(2)	-
Reclassifications and other movements (5)	(18)		17		(135)	81	(1,817)	(1)	(37)	(1)	(1,970)	61

Balance as of December 31, 2024	129		21		99	36	856		59		1,084	116

Increases charged to expenses	41		-		142	-	114		-		297	-
Decreases charged to income	(7)		-		(1)	-	(36)		-		(44)	-
Increases from business combinations	2		-		-	-	12		-		14	-
Applications due to utilization	(1)		(25)		-	(92)	-		(22)		(1)	(139)
Net exchange and translation differences	(28)		(1)		-	-	-		-		(28)	(1)
Result from net monetary position (2)	-		-		-	-	-		-		-	-
Reclassifications and other movements (6)	(25)		25		(172)	174	(515)	(1)	54	(1)	(712)	253

Balance as of December 31, 2025	111		20		68	118	431		91		610	229

(1)
Includes (219), 169 and 494 associated with the annual recalculation of costs of hydrocarbon wells abandonment, which are recognized under “Property, plant, and equipment” line item in the statement of financial position (see Note 8) for the years ended December 31, 2025, 2024 and 2023, respectively.

(2)
Includes the adjustment for inflation of opening balances of provisions of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.

(3)
Includes 134 reclassified as “Other liabilities” in the statement of financial position due to the settlement agreement entered with Transportadora de Gas del Norte S.A. for claims related to restrictions in the natural gas market for the period from 2007 to 2010 and 286 reclassified as current “Provision for lawsuits and contingencies” due to the settlement and release agreement (the “Trust Settlement Agreement”) which provides for the full release and discharge of the Group from all claims associated with issues relating to the entities of the Maxus Energy Corporation group (“Maxus”).

(4)	Includes the payment of the amount for the Trust Settlement Agreement for issues related to Maxus.
(5)
Includes 2,023 and 54 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, related to the Mature Fields Project reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).

(6)
Includes 242 and 4 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, related to the “Cerro Fortunoso”, “Valle del Río Grande” and “Manantiales Behr” exploitation concessions within the context of the Optimization plan of the conventional Upstream portfolio reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).